Consolidated Balance Sheets (Parentheticals) - $ / shares	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	89,812,036	69,586,517	2,546,354,700
Common stock, shares outstanding	89,812,036	69,586,517	2,546,354,700
Common stock subscribed, shares	3,000,000	3,000,000	30,000,000
Common stock subscribed, par value (in dollars per share)		$ 0.0001	$ 0.0001